Document And Entity Information	Jul. 24, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2019
Entity Registrant Name	NEXTGEN HEALTHCARE, INC.
Entity Central Index Key	0000708818
Entity Emerging Growth Company	false
Entity File Number	001-12537
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-2888568
Entity Address, Address Line One	18111 Von Karman Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	255-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock (Par Value $0.01)
Trading Symbol	NXGN
Security Exchange Name	NASDAQ